Asset Retirement Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
Asset Retirement Obligations

Note 5. Asset Retirement Obligations

Asset retirement obligations relate to future plugging and abandonment expenses on oil and natural gas properties and related facilities disposal.  The following table summarizes the changes in Athlon’s asset retirement obligations for the nine months ended September 30, 2013 (in thousands):

Balance at January 1	$5,049
Liabilities assumed in acquisitions	335
Liabilities incurred from new wells	735
Liabilities settled	(108)
Accretion of discount	485
Revisions of previous estimates	3
Balance at September 30	6,499
Less: current portion	60
Asset retirement obligations - long-term	$6,439

Note 5. Asset Retirement Obligations

        Asset retirement obligations relate to future plugging and abandonment expenses on oil and natural gas properties and related facilities disposal. The following table summarizes the changes in Athlon's asset retirement obligations for the period indicated:

	Year Ended December 31,
	2012	2011
	(in thousands)
Balance at January 1	$3,704	$—
Acquisition of properties	60	3,282
Wells drilled	815	166
Accretion of discount	478	344
Revisions of previous estimates	(8)	—
Plugging and abandonment costs incurred	—	(88)

Balance at December 31	$5,049	$3,704